Employee Benefits - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($)
Disclosure Of Employee Benefits [Abstract]
Amount of restructuring plan	$ 82,950,251
Remunerations and payroll taxes expenses	$ 49,005,197